Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss	$ 7,517	$ 6,912	$ 17,866
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	(38)	(291)	574
Comprehensive loss	$ 7,479	$ 6,621	$ 18,440